COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 15 — COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

In the opinion of management, there were no pending or threatened claims and litigation as of February 28, 2026 and up through the issuance date of these consolidated financial statements.